Gains (Losses), Net of Tax, on Derivative Instruments Recognized in Consolidated Comprehensive Income Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash Flow Hedges | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Included in effectiveness assessment	$ (42)	$ 77	$ (14)